Property, plant and equipment - Right-of-Use Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	$ 12,017
Ending, Right-of-use assets	14,119	$ 12,017
Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	11,487
Ending, Right-of-use assets	13,691	11,487
Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	116
Ending, Right-of-use assets	70	116
Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	414
Ending, Right-of-use assets	358	414
Cost
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	29,669	26,974
Additions	5,826	3,049
De-recognition	(219)
De-recognition		(25)
Transfer		(341)
Effect of movements in exchange rates	(16)	12
Ending, Right-of-use assets	35,260	29,669
Cost | Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	28,844	26,427
Additions	5,676	2,746
De-recognition	(73)
De-recognition		0
Transfer		(341)
Effect of movements in exchange rates	0	12
Ending, Right-of-use assets	34,447	28,844
Cost | Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	188	175
Additions	0	13
De-recognition	(11)
De-recognition		0
Transfer		0
Effect of movements in exchange rates	(1)	0
Ending, Right-of-use assets	176	188
Cost | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	637	372
Additions	150	290
De-recognition	(135)
De-recognition		(25)
Transfer		0
Effect of movements in exchange rates	(15)	0
Ending, Right-of-use assets	637	637
Accumulated depreciation
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(17,652)	(14,768)
Depreciation	3,532	3,231
De-recognition	(68)
De-recognition		(6)
Transfer		(341)
Effect of movements in exchange rates	25	0
Ending, Right-of-use assets	(21,141)	(17,652)
Accumulated depreciation | Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(17,357)	(14,590)
Depreciation	3,382	3,108
De-recognition	(3)
De-recognition		0
Transfer		(341)
Effect of movements in exchange rates	21	0
Ending, Right-of-use assets	(20,757)	(17,357)
Accumulated depreciation | Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(72)	(36)
Depreciation	41	36
De-recognition	(7)
De-recognition		0
Transfer		0
Effect of movements in exchange rates	0	0
Ending, Right-of-use assets	(106)	(72)
Accumulated depreciation | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(223)	(142)
Depreciation	109	87
De-recognition	(58)
De-recognition		(6)
Transfer		0
Effect of movements in exchange rates	4	0
Ending, Right-of-use assets	$ (278)	$ (223)